Marketable securities and other securities investments (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Marketable securities and other securities investments
Increase (decrease) in net unrealized gain on available-for-sale securities included as a component of accumulated other comprehensive income, net of applicable taxes	¥ 3,227	¥ 2,998	¥ 174
Proceeds from sales of marketable securities	68	1,059	692
Gross realized gains on marketable securities	26	242	347
Gross realized losses on marketable securities		12	¥ 0
Held-to-maturity securities pledged as collateral for the deferred payments of certain taxes	¥ 400	¥ 400